RELATED PARTY TRANSACTIONS DISCLOSURE	12 Months Ended
Mar. 31, 2018
Notes
RELATED PARTY TRANSACTIONS DISCLOSURE

17.          RELATED PARTY TRANSACTIONS

All related party transactions occurred with key management personnel. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, Chairman, Chief Executive Officer and Chief Financial Officer are key management personnel.

Related party transactions have been listed below, unless they have been disclosed elsewhere in the consolidated financial statements.

(i)            Business expenses of $2,291 (2017: $3,491, 2016: $2,701) were reimbursed to directors of the Company.

(ii)           Consulting fees include cash fee paid to key management for services of $180,000 (2017: $180,000, 2016: $180,000). Refer to notes 11(ii), 12 and 16 for shares and options issued to key management and directors in lieu of fees.

(iii)          PPL terminated its consulting agreement with its CEO, Dr. Bruce Littman and on October 1, 2017, entered into a new consulting agreement with Dr. Littman’s company as an independent consultant for a period up to December 31, 2019. Dr. Littman will be paid at the rate of $300 per hour for the actual services rendered. There were no charges for the period ended March 31, 2018.

(iv)          PPL replaced its consulting agreement with its Chief Scientific Officer (CSO), Dr. Frank Marcoux with a new one on November 11, 2017 valid for one year. The new agreement appoints Dr. Marcoux as a CEO and CSO for a total annual fee of $168,000. Dr. Marcoux is also entitled to an additional option to acquire up to 2% equity in PPL for $50,000. The options have not yet been finalized and issued. None will vest in the year ended March 31, 2018.